1933 Act Reg. No. 33-88316

1940 Act File No. 811-08932

As filed with the Securities and Exchange Commission on August 20, 2020

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 129	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 131	☒

Artisan Partners Funds, Inc.

(Registrant)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

Telephone Number: (414) 390-6100

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199
(Agents for Service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to rule 485(b)
☐	on pursuant to rule 485(b)
☐	60 days after filing pursuant to rule 485(a)(1)
☐	on pursuant to rule 485(a)(1)
☐	75 days after filing pursuant to rule 485(a)(2)
☐	on pursuant to rule 485(a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee, and the State of Wisconsin on the 20 day of August, 2020.

ARTISAN PARTNERS FUNDS, INC.

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Gregory K. Ramirez	President, Chief Executive Officer	August 20, 2020
Gregory K. Ramirez	(principal executive officer) and Director

/s/ Eric R. Colson*	Director	August 20, 2020
Eric R. Colson

/s/ Coleen Downs Dinneen*	Director	August 20, 2020
Coleen Downs Dinneen

/s/ Gail L. Hanson*	Director	August 20, 2020
Gail L. Hanson

/s/ Bonnie L. Howard*	Director	August 20, 2020
Bonnie L. Howard

/s/ William J. Kelly*	Director	August 20, 2020
William J. Kelly

/s/ Peter M. Lebovitz *	Director	August 20, 2020
Peter M. Lebovitz

/s/ Patrick S. Pittard *	Director	August 20, 2020
Patrick S. Pittard

/s/ Peter E. Sundman*	Director	August 20, 2020
Peter E. Sundman

/s/ Shannon K. Jagodinski	Chief Financial Officer (principal financial and accounting officer), Vice President and Treasurer	August 20, 2020
Shannon K. Jagodinski

By:	/s/ Nathan D. Briggs
Nathan D. Briggs

* By Nathan D. Briggs, Attorney-in-Fact, pursuant to powers of attorney filed with the Registration Statement, filed on March 11, 2020.

Index of Exhibits Filed with this Registration Statement

Exhibit Number	Description

101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Labels Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase